Collateralized Transactions (Tables)	12 Months Ended
Mar. 31, 2011
Collateralized Transactions
Fair Value of Securities Received as Collateral

	Billions of yen		Translation into billions of U.S. dollars
	March 31
	2010	2011	2011
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥22,378	¥28,262	$341
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	19,640	22,576	273

Assets Owned, Pledged as Collateral

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Trading assets:
Equities and convertible securities	¥7,623	¥29,935	$362
Government and government agency securities	2,144,648	977,291	11,809
Bank and corporate debt securities	169,251	93,250	1,127
Commercial mortgage-backed securities ("CMBS")	26,072	54,725	661
Residential mortgage-backed securities ("RMBS")	704,016	1,572,177	18,997
Mortgage and mortgage-backed securities	32,740	—	—
Collateralized debt obligations ("CDO")	16,522	64,247	776
Investment trust funds and other	6,048	9,652	116

	¥3,106,920	¥2,801,277	$33,848

Non-trading debt securities	¥98,860	¥86,234	$1,042
Investments in and advance to affiliated companies	¥35,933	¥36,639	$443

Assets Subject to Lien

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Loans and receivables	¥389	¥27,635	$334
Trading assets	2,275,746	2,010,605	24,294
Office buildings, land, equipment and facilities	24,947	20,815	252
Non-trading debt securities	143,029	278,261	3,362
Other	12,738	—	—

	¥2,456,849	¥2,337,316	$28,242